MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2007-3

Collection Period						10/1/07-10/31/07
Determination Date						11/09/2007
Distribution Date						11/15/2007

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$486,714,981.98
2	.	Collections allocable to Principal				$17,254,694.99
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$26,639.27
5	.	Pool Balance on the close of the last day of the related Collection Period				$469,433,647.72
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$500,000,011.04

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$85,419,378.28		$66,411,623.29
		b.	Class A-2a Note Balance	$73,000,000.00		$73,000,000.00
		c.	Class A-2b Floating Rate Note Balance	$73,000,000.00		$73,000,000.00
		d.	Class A-3a Note Balance	$61,350,000.00		$61,350,000.00
		e.	Class A-3b Floating Rate Note Balance	$70,650,000.00		$70,650,000.00
		f.	Class A-4 Note Balance	$90,750,000.00		$90,750,000.00
		g.	Class B Note Balance	$20,000,000.00		$20,000,000.00
		h.	Class C Note Balance	$11,250,000.00		$11,250,000.00
		i.	Note Balance (sum a - h)	$485,419,378.28		$466,411,623.29

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.8541938		0.6641162
		b.	Class A-2a Note Pool Factor	1.0000000		1.0000000
		c.	Class A-2b Floating Rate Note Pool Factor	1.0000000		1.0000000
		d.	Class A-3a Note Pool Factor	1.0000000		1.0000000
		e.	Class A-3b Floating Rate Note Pool Factor	1.0000000		1.0000000
		f.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		g.	Class B Note Pool Factor	1.0000000		1.0000000
		h.	Class C Note Pool Factor	1.0000000		1.0000000
		i.	Note Pool Factor	0.9708388		0.9328232

9	.	Overcollateralization Target Amount				$5,398,486.95
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$3,022,024.43

11	.	Weighted Average Coupon			%	10.49%
12	.	Weighted Average Original Term			months	63.40
13	.	Weighted Average Remaining Term			months	56.56

14	.	1-Month LIBOR for the accrual period ending 10/15/07				5.09125%
15	.	Note Rate applicable to the Class A-2b notes for the accrual period ending 10/15/07				5.39125%
16	.	Note Rate applicable to the Class A-3b notes for the accrual period ending 10/15/07				5.49125%

Collections

17	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$4,278,891.61
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$4,278,891.61

18	.	Principal:
		a.	Collections allocable to Principal			$17,254,694.99
		b.	Liquidation Proceeds allocable to Principal			$0.00
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$17,254,694.99

19	.	Total Finance Charge and Principal Collections (17d+ 18d)				$21,533,586.60
20	.	Interest Income from Collection Account				$64,976.36
21	.	Simple Interest Advances				$0.00
22	.	Net Swap Receipts				$64,771.56
23	.	Swap Termination Payment Amounts received from Swap Counterparty				$0.00
24	.	Available Collections (Ln19 + 20 + 21 + 22 + 23)				$21,663,334.52

Available Funds

25	.	Available Collections		$21,663,334.52
26	.	Reserve Account Draw Amount		$0.00
27	.	Available Funds		$21,663,334.52

Application of Available Funds

28	.	Total Servicing Fee
		a.	Monthly Servicing Fee	$405,595.82
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$405,595.82
		d.	Shortfall Amount (a + b - c)	$0.00

29	.	Unreimbursed Servicer Advances		$0.00

30	.	Monthly Net Swap Payment Amount		$0.00

31	.	Senior Swap Termination Payment Amount		$0.00

32	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$429,457.91
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$429,457.91

		e.	Class A-2a Monthly Interest	$316,941.67
		f.	Additional Note Interest related to Class A-2a Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
		h.	Total Class A-2a Note Interest (sum e-g)	$316,941.67

		i.	Class A-2b Monthly Interest	$338,899.97
		j.	Additional Note Interest related to Class A-2b Monthly	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
		l.	Total Class A-2b Note Interest (sum i-k)	$338,899.97

		m.	Class A-3a Monthly Interest	$265,338.75
		n.	Additional Note Interest related to Class A-3a Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-3a Monthly Interest	$0.00
		p.	Total Class A-3a Note Interest (sum m-o)	$265,338.75

		q.	Class A-3b Monthly Interest	$334,073.92
		r.	Additional Note Interest related to Class A-3b Monthly Interest	$0.00
		s.	Interest Due on Additional Note Interest related to Class A-3b Monthly Interest	$0.00
		t.	Total Class A-3b Note Interest (sum q-s)	$334,073.92

		u.	Class A-4 Monthly Interest	$402,325.00
		v.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		w.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		x.	Total Class A-4 Note Interest (sum u-w)	$402,325.00

33	.	Priority Principal Distributable Amount		$0.00

34	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$102,000.00
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$102,000.00

35	.	Secondary Principal Distributable Amount		$4,735,730.56

36	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$71,062.50
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$71,062.50

37	.	Required Payment Amount (Ln 28 + (sum of Ln 30 through Ln 36))		$7,401,426.10

38	.	Reserve Account Deficiency		$0.00

39	.	Regular Principal Distributable Amount		$16,648,486.95

40	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

41	.	Subordinate Swap Termination Payment Amount		$0.00

Collection Account Activity

42	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,278,891.61
		b.	Total Daily Deposits of Principal Collections	$17,254,694.99
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$64,976.36
		e.	Net Swap Receipt	$64,771.56
		f.	Swap Termination Payment Amounts received from Swap Counterparty	$0.00
		g.	Total Deposits to Collection Account (sum a - f)	$21,663,334.52

43	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$405,595.82
		b.	Monthly Net Swap Payment Amount	$0.00
		c.	Swap Termination Payment Amounts owed to Swap Counterparty	$0.00
		d.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,257,738.70
		e.	Deposit to Reserve Account	$0.00
		f.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
		g.	Total Withdrawals from Collection Account (sum a - f)	$21,663,334.52

Note Payment Account Activity

44	.	Deposits
		a.	Class A-1 Interest Distribution	$429,457.91
		b.	Class A-2a Interest Distribution	$316,941.67
		c.	Class A-2b Interest Distribution	$338,899.97
		d.	Class A-3a Interest Distribution	$265,338.75
		e.	Class A-3b Interest Distribution	$334,073.92
		f.	Class A-4 Interest Distribution	$402,325.00
		g.	Class B Interest Distribution	$102,000.00
		h.	Class C Interest Distribution	$71,062.50

		i.	Class A-1 Principal Distribution	$19,007,754.99
		j.	Class A-2a Principal Distribution	$0.00
		k.	Class A-2b Principal Distribution	$0.00
		l.	Class A-3a Principal Distribution	$0.00
		m.	Class A-3b Principal Distribution	$0.00
		n.	Class A-4 Principal Distribution	$0.00
		o.	Class B Principal Distribution	$0.00
		p.	Class C Principal Distribution	$0.00
		q.	Total Deposits to Note Payment Account (sum a - p)	$21,267,854.71

45	.	Withdrawals
		a.	Class A-1 Distribution	$19,437,212.90
		b.	Class A-2a Distribution	$316,941.67
		c.	Class A-2b Distribution	$338,899.97
		d.	Class A-3a Distribution	$265,338.75
		e.	Class A-3b Distribution	$334,073.92
		f.	Class A-4 Distribution	$402,325.00
		g.	Class B Distribution	$102,000.00
		h.	Class C Distribution	$71,062.50
		i.	Total Withdrawals from Note Payment Account (sum a - h)	$21,267,854.71

Certificate Payment Account Activity

46	.	Deposits
		a.	Excess Funds	$0.00
		b.	Reserve Account surplus (Ln 56)	$0.00
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$0.00

47	.	Withdrawals
		a.	Certificateholder Distribution	$0.00
		b.	Total Withdrawals from Certificate Payment Account	$0.00

Required Reserve Account Amount

48	.	Lesser of: (a or b)
		a.	$2,500,000.00	$2,500,000.00
		b.	Note Balance	$466,411,623.29

49	.	Required Reserve Account Amount		$2,500,000.00

Reserve Account Reconciliation

50	.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.00
51	.	Investment Earnings		$10,116.01
52	.	Reserve Account Draw Amount		$0.00
53	.	Reserve Account Amount (Ln 50+ Ln 51- Ln 52)		$2,510,116.01
54	.	Deposit from Available Funds (Ln 43e)		$0.00
55	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$10,116.01
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee; and	$0.00
		c.	the Swap Counterparty for the payment of any unfunded Subordinate Swap Termination Payment Amount	$0.00
56	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
			and to the extent no unfunded amounts described in Ln 55 exist	$0.00
57	.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)		$2,500,000.00
58	.	Reserve Account Deficiency (Ln49 - Ln57)		$0.00

Instructions to the Trustee

59	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
60	.	Amount to be paid to Servicer from the Collection Account			$405,595.82
61	.	Amount to be paid to the Swap Counterparty from the Collection Account			$0.00
62	.	Amount to be deposited from the Collection Account into the Note Payment Account			$21,257,738.70
63	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$0.00
64	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
65	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$10,116.01
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$0.00
66	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$19,437,212.90
67	.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account			$316,941.67
68	.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account			$338,899.97
69	.	Amount to be paid to Class A-3a Noteholders from the Note Payment Account			$265,338.75
70	.	Amount to be paid to Class A-3b Noteholders from the Note Payment Account			$334,073.92
71	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$402,325.00
72	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$102,000.00
73	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$71,062.50
74	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$0.00

Net Loss and Delinquency Activity

75	.	Net Losses with respect to preceding Collection Period			$26,639.27
76	.	Cumulative Net Losses			$26,639.27
77	.	Cumulative Net Loss Percentage			0.0053%

78	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	293	$3,732,906.56
		b.	61 to 90 days past due	54	$811,500.59
		c.	91 or more days past due	2	$43,361.70
		d.	Total (sum a - c)	349	4,587,768.85

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on Novemeber 09, 2007.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer